DISTRIBUTIONS	6 Months Ended
Jun. 30, 2025
Distributions [Abstract]
DISTRIBUTIONS	DISTRIBUTIONS
The following table outlines distributions made to each class of partnership units, including BIPC exchangeable shares and Exchange LP units and class A.2 exchangeable shares that are exchangeable into units, as well as BIPC exchangeable LP units that are exchangeable into BIPC exchangeable shares:

	For the three-month period ended June 30
	2025		2024
US$ MILLIONS EXCEPT PER UNIT INFORMATION	Total	Per Unit	Total	Per Unit
Limited Partners	$198	$0.43	$187	$0.41
General Partner(1)	81		74
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield	82	0.43	78	0.41
BIPC exchangeable shares and class A.2 exchangeable shares	57	0.43	53	0.41
Exchangeable units(2)	2	0.43	2	0.41
Preferred unitholders	12	0.29	13	0.29
Perpetual subordinated notes	4	0.32	4	0.32
Total Distributions	$436		$411

	For the six-month period ended June 30
	2025		2024
US$ MILLIONS EXCEPT PER UNIT INFORMATION	Total	Per Unit	Total	Per Unit
Limited Partners	$397	$0.86	$374	$0.81
General Partner(1)	162		148
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield	164	0.86	156	0.81
BIPC exchangeable shares	114	0.86	106	0.81
Exchangeable units(2)	4	0.86	4	0.81
Preferred unitholders	24	0.57	26	0.57
Perpetual subordinated notes	8	0.64	8	0.64
Total Distributions	$873		$822
1.Distributions to the General Partner include $80 million and $160 million of incentive distributions for the three and six-month periods ended June 30, 2025 (2024: $74 million and $148 million).
2.Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.